AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                              ("Separate Account")

                                 Supplement to:
                                OVERTURE VIVA! SM
                          Prospectus Dated May 1, 2007

                          Supplement Dated May 4, 2010

The CHARGES section of the prospectus, in the PERIODIC CHARGES chart on page 5, the Administrative Charge is corrected to read as follows:

---------------------------------------------------- ---------------------- -------------------- --------------------
                                                                                Guaranteed
PERIODIC CHARGES                                         When Deducted           Maximum           Current (annual)
                                                                                 (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                       Monthly             o   $120              o   $90
---------------------------------------------------- ---------------------- -------------------- --------------------

All other provisions of your prospectus remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                       contact Ameritas at 1-800-745-1112.